TF3 P-1
                       SUPPLEMENT DATED SEPTEMBER 1, 2005
                     TO THE PROSPECTUS DATED JULY 1, 2005 OF
                             FRANKLIN TAX-FREE TRUST
(Franklin Arizona Tax-Free Income Fund, Franklin Colorado Tax-Free Income Fund, Franklin Connecticut Tax-Free Income Fund, Franklin Double Tax-Free Income Fund,
    Franklin Federal Intermediate-Term Tax-Free Income Fund, Franklin Federal Limited-Term Tax-Free Income Fund, Franklin High Yield Tax-Free Income Fund,
                    Franklin New Jersey Tax-Free Income Fund,
  Franklin Oregon Tax-Free Income Fund, Franklin Pennsylvania Tax-Free Income
                                     Fund)

The prospectus is amended as follows:

I. The "Shareholder Fees" table in the "Fees and Expenses" section on page 23 is replaced with the following:

                          Federal
                        Limited-Term High Yield New Jersy  Oregon Pennsylvania
 Class A                  Fund        Fund       Fund      Fund     Fund
------------------------------------------------------------------------------
 Maximum sales charge
 (load) as a percentage
  of offering price/1     None        4.25%     4.25%     4.25%    4.25%
  Load imposed on
  purchases/1             None        4.25%     4.25%     4.25%    4.25%
  Maximum deferred
  sales charge (load)/2   None        None      None      None      None
 Redemption fee on
  shares sold within
  7 calendar days
  following their
  purchase date/3         2.00%       2.00%     2.00%     2.00%    2.00%

 Class B
------------------------------------------------------------------------------
 Maximum sales charge (load)
  as a percentage of offering price       --     4.00%   4.00%    --    4.00%
  Load imposed on purchases               --      None    None    --     None
  Maximum deferred sales charge (load)/4  --     4.00%   4.00%    --    4.00%
 Redemption fee on shares sold within
  7 calendar days following their
  purchase date/3                         --     2.00%   2.00%    --    2.00%

 Class C
------------------------------------------------------------------------------
 Maximum sales charge (load)
  as a percentage of offering price       --     1.00%   1.00%  1.00%  1.00%
  Load imposed on purchases               --      None    None   None   None
  Maximum deferred sales charge (load)    --     1.00%   1.00%  1.00%  1.00%
 Redemption fee on shares sold within
  7 calendar days following their
  purchase date/3                         --     2.00%   2.00%  2.00%  2.00%

II. The "Example" table in the "Fees and Expenses" section on page 27 is replaced with the following:

                            Federal
                            Limited -   High        New
                             Term       Yield      Jersey  Oregon  Pennsylvania
                             Fund       Fund       Fund    Fund     Fund
------------------------------------------------------------------------------
 If you sell your shares at the end of the period:
 Class A
 1 Year/1                       $115     $486     $489    $489     $490
 3 Years                        $359     $615     $624    $624     $627
 5 Years                        $622     $756     $772    $772     $777
 10 Years                     $1,375   $1,166   $1,201  $1,201   $1,213
 Class B
 1 Year                         --       $520     $522     --      $523
 3 Years                        --       $675     $681     --      $684
 5 Years                        --       $849     $860     --      $865
 10 Years/2                     --     $1,276   $1,302     --    $1,313
 Class C
 1 Year                         --      $220     $222     $222     $223
 3 Years                        --      $375     $381     $381     $384
 5 Years                        --      $649     $660     $660     $665
 10 Years                       --    $1,432   $1,455   $1,455   $1,466
 If you do not sell your shares:
 Class B
 1 Year                         --      $120     $122      --      $123
 3 Years                        --      $375     $381      --      $384
 5 Years                        --      $649     $660      --      $665
 10 Years/2                     --    $1,276   $1,302      --    $1,313
 Class C
 1 Year                         --      $120     $122     $122     $123
 3 Years                        --      $375     $381     $381     $384
 5 Years                        --      $649     $660     $660     $665
 10 Years                       --    $1,432   $1,455   $1,455   $1,466

               Please keep this supplement for future reference